Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies Table
Schedule of detailed information for equipment
Leasehold improvements	Straight line over 5 years
Office equipment	Double declining rate of 30%
Office furnishings	Double declining rate of 20%
Right of use	Straight line over 5 years

Adoption of new accounting policy
Operating lease liability as at December 31, 2018	$112
Lease payments	(23)
Foreign currency translation adjustment	1
Lease liability recognized as of January 1, 2019	$90